ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31,	December 31,
	2020	2019
Trade receivables	$118,557	$100,642
Less: allowance for doubtful accounts	(1,722)	(1,843)
Total	$116,835	$98,799

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at December 31, 2020 and December 31, 2019 were $118.6 million and $100.6 million, respectively. Movement in the allowance for doubtful accounts is as follows (in thousands):

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018
Allowance for doubtful accounts at beginning of period	(1,843)	(693)	-	(4,106)
Add: additional allowance for the year	$(261)	$(1,771)	$(693)	$-
Less: bad debt expense	382	621	-	-
Allowance for doubtful accounts at end of period	$(1,722)	$(1,843)	$(693)	$(4,106)